Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Basic and Diluted Income (Loss) Per Ordinary Share
The following table reflects the calculation of basic and diluted net Income (Loss) per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended June 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net Income (Loss) per ordinary share
Numerator:
Allocation of net Income (Loss), as adjusted	$(96,188)	$(160,147)	$2,214,947	$553,737
Denominator:
Basic and diluted weighted average shares outstanding	4,646,574	7,736,268	30,945,072	7,736,268

Basic and diluted net Income (Loss) per ordinary share	$(0.02)	$(0.02)	$0.07	$0.07

	For the Six Months Ended June 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$1,214,113	$607,621	$4,479,464	$1,119,866
Denominator:
Basic and diluted weighted average shares outstanding	15,458,179	7,736,268	30,945,072	7,736,268

Basic and diluted net income per ordinary share	$0.08	$0.08	$0.14	$0.14

The following table re
flects th
e calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$5,765,370	$1,441,343	$3,907,301	$1,170,619
Denominator:
Basic and diluted weighted average shares outstanding	30,945,072	7,736,268	25,686,060	7,695,487

Basic and diluted net income per ordinary share	$0.19	$0.19	$0.15	$0.15

Summary of Class A Common Stock Subject to Redemption
At June 30, 2023 and December 31, 2022, the DHC Class A Shares reflected in the unaudited condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$309,450,720
Less:
Proceeds allocated to Public Warrants	(10,211,874)
DHC Class A Shares issuance costs	(16,924,264)
Plus:
Accretion of carrying value to redemption value	27,136,138

DHC Class A Shares subject to possible redemption as of December 31, 2021	309,450,720
Plus:
Accretion of carrying value to redemption value	4,462,497

DHC Class A Shares subject to possible redemption as of December 31, 2022	313,913,217
Less:
Redemption	(268,585,494)
Plus:
Accretion of carrying value to redemption value	3,294,864

DHC Class A Shares subject to possible redemption as of June 30, 2023 (unaudited)	$48,622,587

At December 31, 2022 and 2021, the DHC Class A Shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$309,450,720
Less:
Proceeds allocated to Public Warrants	(10,211,874)
DHC Class A Shares issuance costs	(16,924,264)
Plus:
Accretion of carrying value to redemption value	27,136,138

DHC Class A Shares subject to possible redemption as of December 31, 2021	309,450,720
Plus:
Accretion of carrying value to redemption value	4,462,497

DHC Class A Shares subject to possible redemption as of December 31, 2022	$313,913,217